Employee Benefits - Effects on Defined Benefit Obligations of Increase in Discount Rates (Parenthetical) (Detail)	Mar. 31, 2019	Mar. 31, 2018
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Incremental increase percentage	0.50%	0.50%